Income Tax/Deferred Tax - Summary of Current Income Tax Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current Income Tax	$ (12,966,517)	$ (40,218,255)	$ (31,335,461)
Tax Advances	3,817,169	17,233,657	10,139,883
Current Income Tax Liabilities	$ (9,149,348)	$ (22,984,598)	$ (21,195,578)